REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM


Board of Trustees and Shareholders
Infinity Core Alternative Fund
In planning and performing our audit of the
financial statements of Infinity Core
Alternative Fund (the Fund) as of and for the
year ended March 31, 2020, in accordance
with the standards of the Public Company
Accounting Oversight Board (United States)
(PCAOB), we considered the Funds internal
control over financial reporting, including
controls over safeguarding securities, as a
basis for designing audit procedures for the
purpose of expressing an opinion on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the
effectiveness of the Funds internal control
over financial reporting. Accordingly, we
express no such opinion.
Management of the Fund is responsible for
establishing and maintaining effective
internal control over financial reporting. In
fulfilling this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related
costs of controls. A funds internal control
over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting
and the preparation of financial statements
for external purposes in accordance with
generally accepted accounting principles. A
funds internal control over financial reporting
includes those policies and procedures that
(1) pertain to the maintenance of records
that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions
of the assets of the fund; (2) provide
reasonable assurance that transactions are
recorded as necessary to permit preparation
of financial statements in accordance with
generally accepted accounting principles,
and that receipts and expenditures of the
fund are being made only in accordance with
authorizations of management and directors
of the fund; and (3) provide reasonable
assurance regarding prevention or timely
detection of unauthorized acquisition, use, or
disposition of the funds assets that could
have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements. Also,
projections of any evaluation of effectiveness
to future periods are subject to the risk that
controls may become inadequate because of
changes in conditions, or the degree of
compliance with policies and procedures
may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation
of a control does not allow management or
employees, in the normal course of
performing their assigned functions, to
prevent or detect misstatements on a timely
basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that
there is a reasonable possibility that a
material misstatement of the Funds annual
or interim financial statements will not be
prevented or detected on a timely basis.
Our consideration of the Funds internal
control over financial reporting was for the
limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal control
over financial reporting that might be
material weaknesses under standards
established by the PCAOB. However, we
noted no deficiencies in the Funds internal
control over financial reporting and its
operation, including controls over
safeguarding securities, which we consider
to be material weaknesses as defined above
as of March 31, 2020.
This report is intended solely for the
information and use of management and the
Board of Trustees of Infinity Core Alternative
Fund and the U.S. Securities and Exchange
Commission, and is not intended to be and
should not be used by anyone other than
these specified parties.
/s/GRANT THORNTON LLP
Chicago, Illinois
May 29, 2020